Condensed Consolidated Statements of Profit or Loss and Other Comprehensive (Loss) Income - USD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2024	Mar. 31, 2023
Profit or loss [abstract]
Revenue	$ 520,795	$ 643,267	$ 1,299,538	$ 1,625,763
General and administrative expenses	(4,717,260)	(4,436,104)	(9,363,345)	(8,900,491)
OPERATING LOSS	(4,196,465)	(3,792,837)	(8,063,807)	(7,274,728)
Other income, gains or (losses)	3,278,531	4,944,428	3,753,988	(1,762,410)
Finance cost, net	(243,537)	(279,516)	(552,651)	(220,460)
LOSS BEFORE TAXATION			(4,862,470)	(9,257,598)
Income tax expense			(8,917)
LOSS FOR THE YEAR	(1,161,471)	872,075	(4,871,387)	(9,257,598)
Items that may be reclassified subsequently to profit or loss:
Exchange (loss) gain on translation of foreign operations	4,411	(1,869)	(7,684)	1,680
TOTAL COMPREHENSIVE LOSS FOR THE YEAR	$ (1,157,060)	$ 870,206	$ (4,879,071)	$ (9,255,918)
LOSS PER SHARE ATTRIBUTABLE TO THE ORDINARY EQUITY HOLDERS OF THE COMPANY
Basic loss per share	$ (0.09)	$ 0.09	$ (0.51)	$ (0.97)
Diluted loss per share	$ (0.31)	$ (0.31)	$ (0.75)	$ (0.97)